Lease liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Lease liabilities	Lease liabilities

	2022	2021
Lease liabilities
Non-current	283,549	201,718
Current	54,431	45,136
	337,980	246,854
The maturity of the Group’s lease liabilities is as follows:

	2022	2021
Less than 1 year	54,431	45,136
Between 1 and 2 years	61,931	44,847
Between 2 and 3 years	50,839	38,745
Between 3 and 4 years	41,781	30,085
Between 4 and 5 years	31,231	24,072
More than 5 years	97,767	63,969
	337,980	246,854

Changes in the Group’s lease liabilities, net in 2022 and 2021 were as follows:

	Agricultural "partnerships"	Others	Total
Amount at the beginning of the year 2021	178,423	17,349	195,772
Exchange differences	(11,698)	51	(11,647)
Additions and re-measurement	93,091	15,409	108,500
Payments	(53,206)	(9,067)	(62,273)
Finance cost related to lease liabilities	15,403	1,099	16,502
Closing net book amount	222,013	24,841	246,854

Amount at the beginning of the year 2022	222,013	24,841	246,854
Exchange differences	10,230	4,433	14,663
Additions and re-measurement	143,952	9,898	153,850
Disposal	(3,277)	(2,644)	(5,921)
Payments	(89,806)	(12,773)	(102,579)
Finance cost related to lease liabilities	28,954	2,159	31,113
Closing net book amount	312,066	25,914	337,980